Operating Expenses - Schedule of Cost of Revenue (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)
Schedule of Cost of Revenue [Abstract]
Material consumed	$ 8,090	د.إ 29,707	د.إ 10,020
Direct salaries and wages
Cost of revenue	$ 8,090	د.إ 29,707	د.إ 10,020